Borrowings - Schedule of Borrowings (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Schedule of Borrowings [Line Items]
Term loan		$ 59,151
Less borrowings – current	$ (60,413)	(59,151)
Borrowings – non-current	171,541	223,508
Term loan I [Member]
Schedule of Borrowings [Line Items]
Term loan	61,437	105,263
Term loan II [Member]
Schedule of Borrowings [Line Items]
Term loan	$ 170,517	$ 177,396